Equity	6 Months Ended
Mar. 31, 2026
Equity [Abstract]
Equity

Note 10. Equity

Ordinary Shares

On May 31, 2024, the authorized share capital of the Company is $50,000 divided into 50,000 ordinary shares of par value $1 each.

On May 31, 2024, the Company issued 50,000 ordinary shares to shareholders at par value of $1 each.

On February 27, 2025, the Company re-designated and re-classified its authorized share capital from $50,000 divided into 50,000 ordinary shares of par value $1 each to $50,000 divided into 450,000,000 Class A Ordinary Shares of par value of $0.0001 each and 50,000,000 Class B Ordinary Shares of par value of $0.0001 each. The currently issued 50,000 ordinary shares of par value of $0.0001 each in the Company be and are re-designated and re-classified into 32,970 Class A ordinary shares of par value $0.0001 each with 1 vote per share or 17,030 Class B ordinary shares of par value $0.0001 each with 20 votes per share.

In May 2026, the Company consolidated its authorized, issued, and outstanding Class A ordinary shares and Class B ordinary shares of the Company at a ratio of 16:1. After the share consolidation, the authorized share capital of the Company is $50,000 divided into 28,125,000 Class A ordinary shares of par value $0.0016 each and 3,125,000 Class B ordinary shares of par value $0.0016 each.

As of March 31, 2025, after the share consolidation, the issuance of 10,550,400 Class A ordinary shares and 5,449,600 Class B ordinary shares was retrospectively adjusted to 659,400 Class A ordinary shares, and to 340,600 ordinary shares, respectively.

As of March 31, 2026, after the share consolidation, the issuance of 14,675,400 Class A ordinary shares and 5,449,600 Class B ordinary shares was retrospectively adjusted to 917,213 Class A ordinary shares, and to 340,600 ordinary shares, respectively.

Capital contribution

In February 2025, an investor subscribed 1,900 ordinary shares of the Company at $300 per share for 3.8% equity interest of the Company and the total consideration was $570,000.

In April 2026, the Company completed a $3.8 million private investment in public equity (“PIPE”) financing, by issuing 9,400,000 Class A ordinary shares, par value $0.0001 per share, of the Company (“Class A Ordinary Shares”) at a price of $0.35 per Class A Ordinary Share; and 1,428,571 Class B ordinary shares, par value $0.0001 per share, of the Company (“Class B Ordinary Shares”) at a price of $0.35 per Class B Ordinary Share (the “Private Placement”). In relation to this PIPE financing, a sum of $472,424 share capital subscription was received in March 2026, while the remaining capital contribution was fully received in April 2026.